Schedule I - Investments in Subsidiaries and VIES (Detail) - Parent Company - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Condensed Financial Statements, Captions [Line Items]
Investments in subsidiaries and VIEs	$ 110,401	$ 86,976
Equity in income of subsidiaries and variable interest entities	$ 26,910	$ 24,627	$ 15,215